Segment disclosure (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 213,630	$ 392,599
One royalty interest [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 66,800	$ 61,100
Percentage of entity's revenue	43.00%	44.00%
Precious metals [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	94.00%	94.00%
Precious metals [Member] | Excluding offtakes [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	92.00%	84.00%
Diamonds [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	4.00%	5.00%
Diamonds [Member] | Excluding offtakes [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	6.00%	13.00%